INCOME TAX (Schedule of Reconciliation of Effective Statutory Income Tax Rates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Major components of tax expense (income) [abstract]
Canadian statutory tax rate	27.00%	26.25%
Income before income taxes	$ 72,918	$ 77,815
Income tax expense computed at Canadian statutory rates	19,688	20,426
Foreign tax rates different from statutory rate	(1,707)	(467)
Change in tax rates		(681)
Permanent items and other	(444)	1,008
Withholding taxes	5,153	1,023
Change in unrecognized deferred tax assets	(1,816)	(2,378)
Other	(3)	(12)
Income tax expense	$ 20,871	$ 18,919